CERT NYS
File # 1-01183

14006637

Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

NYSE EURONEXT

Rece...

MAY 02 2014

Washing...

May 2, 2014

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934 PepsiCo, Inc., 1.750% Senior Notes due 2021 and 2.625% Senior Notes due 2026, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on April 30, 2014. Tentative listing date – May 5, 2014.

Sincerely,

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5026
F +1 (212) 656-5893
www.nyx.com